Fair Value Measurements - Schedule of Changes in Fair Value of Level 3 Warrants (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Beginning Balance	$ 13,701
Initial recognition of warrants		$ 8,774
Increase in fair value of warrants		4,927
Warrant liability transfered out of Level 3	$ (13,701)
Ending Balance		$ 13,701